Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35135
Entity Registrant Name	SEQUANS COMMUNICATIONS S.A.
Entity Address, Address Line One	15-55 Boulevard Charles de Gaulle
Entity Address, Postal Zip Code	92700
Entity Address, City or Town	Colombes
Entity Address, Country	FR
Entity Incorporation, State or Country Code	I0
Title of 12(b) Security	Ordinary shares, nominal value €0.01 per share
Trading Symbol	SQNS
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	251,408,922
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Entity Central Index Key	0001383395
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
American Depositary Shares, each representing four ordinary shares, nominal value €0.01 per share
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing four ordinary shares, nominal value €0.01 per share
Trading Symbol	SQNS
Security Exchange Name	NYSE
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	15-55 Boulevard Charles de Gaulle
Entity Address, Postal Zip Code	92700
Entity Address, City or Town	Colombes
Entity Address, Country	FR
Contact Personnel Name	Georges Karam
City Area Code	+33
Local Phone Number	1 70 72 16 00
Contact Personnel Fax Number	1 70 72 16 09